Director's Emoluments	6 Months Ended
Jun. 30, 2023
Director’s Emoluments [Abstract]
Director’s emoluments

Note 20 — Director’s emoluments

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Director’s fee	-	32,544
Other emoluments	-	8,182
	-	40,726

Other emoluments mainly represent social security fund and medical allowance.